Issued capital and reserves & Shareholders of Global Blue - Disclosure of share capital of Global Blue Group Holding A.G. (Details) - shares	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	251,126,874	250,025,698	250,025,698	240,934,789	240,087,730	240,087,730
Warrants
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	30,735,950		30,735,950
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	10,446,703	10,743,327	10,743,327	10,743,327	11,371,372	11,371,372
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	210,317,792	210,317,792	210,317,792	201,226,883	201,226,883	201,226,883
Ordinary shares | Treasury shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	10,446,467	10,743,091	10,743,091	10,743,091	11,371,136	11,371,136
Preference shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	40,809,082		39,707,906
Global Blue Group Holding AG
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	240,680,171		239,282,371
Ownership percentage	100.00%		100.00%
Global Blue Group Holding AG | GB Directors, Executive Management & Other Employees
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	8,754,298		9,496,116
Ownership percentage	3.60%		4.00%
Global Blue Group Holding AG | Other Shareholders
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	23,049,241		22,010,799
Ownership percentage	9.60%		9.20%
Global Blue Group Holding AG | Warrants
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	30,735,950		30,735,950
Global Blue Group Holding AG | Warrants | GB Directors, Executive Management & Other Employees
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	516,317		516,317
Global Blue Group Holding AG | Warrants | Other Shareholders
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	20,969,283		20,969,283
Global Blue Group Holding AG | Treasury shares
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	10,446,703		10,743,327
Global Blue Group Holding AG | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	199,871,325		199,574,701
Global Blue Group Holding AG | Ordinary shares | GB Directors, Executive Management & Other Employees
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	8,138,075		8,721,599
Global Blue Group Holding AG | Ordinary shares | Other Shareholders
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	22,890,947		22,010,799
Global Blue Group Holding AG | Ordinary shares | Treasury shares
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	10,446,467		10,743,091
Global Blue Group Holding AG | Preference shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	40,808,846		39,707,670
Global Blue Group Holding AG | Preference shares | GB Directors, Executive Management & Other Employees
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	616,223		774,517
Global Blue Group Holding AG | Preference shares | Other Shareholders
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	158,294
Global Blue Group Holding AG | Preference shares | Treasury shares
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	236		236
Global Blue Group Holding AG | Silver Lake and Affiliates (1)
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	103,201,298		103,201,298
Ownership percentage	42.90%		43.10%
Global Blue Group Holding AG | Silver Lake and Affiliates (1) | Warrants
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	6,548,415		6,548,415
Global Blue Group Holding AG | Silver Lake and Affiliates (1) | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	91,230,811		91,230,811
Global Blue Group Holding AG | Silver Lake and Affiliates (1) | Preference shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	11,970,487		11,970,487
Global Blue Group Holding AG | Partners Group and Affiliates (2)
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	42,581,842		42,581,842
Ownership percentage	17.70%		17.80%
Global Blue Group Holding AG | Partners Group and Affiliates (2) | Warrants
Disclosure of classes of share capital [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	2,701,935		2,701,935
Global Blue Group Holding AG | Partners Group and Affiliates (2) | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	37,642,705		37,642,705
Global Blue Group Holding AG | Partners Group and Affiliates (2) | Preference shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	4,939,137		4,939,137
Global Blue Group Holding AG | CK Opportunities Wolverine Sarl
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	32,411,674		31,310,498
Ownership percentage	13.50%		13.10%
Global Blue Group Holding AG | CK Opportunities Wolverine Sarl | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	9,286,969		9,286,969
Global Blue Group Holding AG | CK Opportunities Wolverine Sarl | Preference shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	23,124,705		22,023,529
Global Blue Group Holding AG | Ant Group
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	12,500,000		12,500,000
Ownership percentage	5.20%		5.20%
Global Blue Group Holding AG | Ant Group | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	12,500,000		12,500,000
Global Blue Group Holding AG | Tencent Mobility Limited
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	18,181,818		18,181,818
Ownership percentage	7.60%		7.60%
Global Blue Group Holding AG | Tencent Mobility Limited | Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	18,181,818		18,181,818